UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017
Date of reporting period: December 31, 2017

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Funds

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2017

ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS VALUE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Value Portfolio outperformed the Standard & Poor's 500® Index ("S&P 500®") for the twelve-month period ended December 31, 2017 (the "period"). The Fund delivered a total return of 22.63%, versus a 21.83% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 39%), Materials (up 24%), and Financials (up 23%). Only two sectors within the S&P 500® reported negative performance, Telecommunication Services and Energy (both down 1%). The third-weakest, but still positive, performing sector was Real Estate (up 11%).

Contributors to Performance
The Fund's holdings in the Consumer Discretionary sector made the most significant contribution to performance2 when compared to the S&P 500®, primarily as a result of strong stock selection. The Fund's Consumer Discretionary holdings were up 39%, compared to up 23% for the S&P 500®. Amazon3 (up 56%), the Fund's second-largest holding, was the Fund's top contributor for the period.

The Fund continued to hold a large position in Financials. These holdings were the most important contributor to the Fund's performance on an absolute basis. Individual securities which helped performance included American Express (up 36%), JPMorgan Chase (up 27%), Berkshire Hathaway (up 22%), Capital One Financial (up 16%), and Wells Fargo (up 13%). Each of these holdings was among the Fund's top ten holdings. In fact, at the end of the period, six of the top ten holdings were Financials securities.

When compared to the S&P 500®, the Fund benefited significantly from being underweight in Consumer Staples (2%, compared to 9%) and Telecommunication Services (0%, compared to 2%).

Other key contributors to performance came from the Fund's Information Technology holdings, and included Alphabet (up 34%), the Fund's largest holding, Facebook (up 53%), and Texas Instruments (up 47%). Aetna (up 47%), a Health Care holding, was another top contributor during the period.

Detractors from Performance
The Fund's holdings in the Energy sector were the most significant detractor from performance. The Fund suffered from being overweight (10%, versus 6% for the S&P 500®) in one of the weakest performing sectors of the period and also as a result of poor stock selection. The Fund's Energy holdings were down 8%, compared to down 1% for the S&P 500®. Two of the Fund's top detractors came from the Energy sector. Apache (down 32%), one of the Fund's top ten holdings, was the largest detractor during the period. EQT (down 12%), which the Fund no longer owns, was another key detractor for the period.

While the Fund's Information Technology holdings were a positive absolute contributor, they detracted when compared to the S&P 500® due to a large underweight position in what was the strongest performing sector (average weighting of 15%, versus 22%). A key detractor, which was also a new holding during the period, was Alibaba (down 7%).

Individual securities which detracted from performance included Johnson Controls (down 5%) from the Industrials sector, Valeant Pharmaceuticals (down 34%) from the Health Care sector, and Liberty TripAdvisor (down 37%) and Delphi Technologies (down 7%), both from the Consumer Discretionary sector. The Fund no longer owns Valeant Pharmaceuticals.

During the period, the Fund had an average weighting of 3% of its net assets in Cash & Equivalents, which weakened performance when compared to the S&P 500®.

The Fund ended the period with 18% of its net assets in foreign securities, which detracted from performance when compared to the S&P 500®.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio's principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2017, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on December 31, 2007

Average Annual Total Return for periods ended December 31, 2017

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	22.63%	14.55%	6.55%	6.21%	0.64%	0.64%
Standard & Poor's 500® Index	21.83%	15.79%	8.50%	5.64%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2017

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/17 Net Assets)		(% of 12/31/17 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	79.46%	Diversified Financials	18.52%	5.55%
Common Stock (Foreign)	15.01%	Information Technology	18.23%	23.76%
Preferred Stock (Foreign)	2.58%	Retailing	11.63%	5.73%
Short-Term Investments	3.14%	Banks	11.21%	6.59%
Other Assets & Liabilities	(0.19)%	Capital Goods	10.83%	7.46%
	100.00%	Energy	9.42%	6.07%
		Materials	4.44%	3.00%
		Health Care	3.94%	13.84%
		Media	3.65%	2.76%
		Automobiles & Components	3.45%	0.66%
		Insurance	2.27%	2.65%
		Transportation	1.83%	2.21%
		Consumer Durables & Apparel	0.58%	1.18%
		Other	–	18.54%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/17 Net Assets)

Alphabet Inc.*	Software & Services	7.97%
Amazon.com, Inc.	Retailing	7.22%
Wells Fargo & Co.	Banks	5.83%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.74%
JPMorgan Chase & Co.	Banks	5.06%
Bank of New York Mellon Corp.	Capital Markets	4.59%
Capital One Financial Corp.	Consumer Finance	4.25%
United Technologies Corp.	Capital Goods	3.70%
Apache Corp.	Energy	3.59%
American Express Co.	Consumer Finance	3.40%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2017

New Positions Added (01/01/17-12/31/17)
(Highlighted positions are those greater than 2.00% of the Fund's 12/31/17 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/17 Net Assets
Alibaba Group Holding Ltd., ADR	Software & Services	11/17/17	2.24%
FedEx Corp.	Transportation	03/29/17	1.77%
Ferguson PLC	Capital Goods	10/18/17	1.95%
Naspers Ltd. - N	Media	11/17/17	1.95%

Positions Closed (01/01/17-12/31/17)
(Gains and losses greater than $4,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
CarMax, Inc.	Retailing	11/22/17	$3,226,747
Costco Wholesale Corp.	Food & Staples Retailing	11/28/17	4,261,834
Ecolab Inc.	Materials	11/28/17	1,634,194
EQT Corp.	Energy	03/17/17	(711,838)
Fairfax Financial Holdings Ltd.	Multi-line Insurance	10/23/17	111,790
Monsanto Co.	Materials	05/25/17	1,663,183
Praxair, Inc.	Materials	12/18/17	1,259,746
UnitedHealth Group Inc.	Health Care Equipment & Services	10/27/17	4,076,884
Valeant Pharmaceuticals International, Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	04/07/17	(5,532,407)
Visa Inc., Class A	Diversified Financial Services	11/21/17	4,093,000
Wesco Aircraft Holdings, Inc.	Capital Goods	02/02/17	(48,298)

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2017. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (07/01/17-12/31/17)

Actual	$1,000.00	$1,121.51	$3.37
Hypothetical	$1,000.00	$1,022.03	$3.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.63%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2017

	Shares	Value (Note 1)
COMMON STOCK – (94.47%)
CONSUMER DISCRETIONARY – (16.15%)
Automobiles & Components – (3.35%)
Adient PLC	74,443	$5,858,664
Aptiv PLC	25,890	2,196,249
Delphi Technologies PLC	8,630	452,816
		8,507,729
Consumer Durables & Apparel – (0.56%)
Hunter Douglas N.V. (Netherlands)	16,389	1,423,698
Media – (3.54%)
Liberty Global PLC, Series C *	107,220	3,628,325
Liberty Latin America Ltd., Class C *	20,595	409,634
Naspers Ltd. - N (South Africa)	17,760	4,953,709
		8,991,668
Retailing – (8.70%)
Amazon.com, Inc. *	15,676	18,332,612
Liberty Expedia Holdings, Inc., Series A *	6,473	286,948
Liberty Interactive Corp., Liberty Ventures, Series A *	9,709	526,616
Liberty Interactive Corp., QVC Group, Series A *	31,664	773,235
Liberty TripAdvisor Holdings Inc., Series A *	8,978	84,618
Priceline Group Inc. *	1,205	2,093,977
		22,098,006
	Total Consumer Discretionary	41,021,101
ENERGY – (9.14%)
Apache Corp.	215,760	9,109,387
Cabot Oil & Gas Corp.	142,760	4,082,936
Encana Corp. (Canada)	541,340	7,216,062
Occidental Petroleum Corp.	38,250	2,817,495
	Total Energy	23,225,880
FINANCIALS – (31.07%)
Banks – (10.89%)
JPMorgan Chase & Co.	120,238	12,858,252
Wells Fargo & Co.	243,814	14,792,195
		27,650,447
Diversified Financials – (17.98%)
Capital Markets – (4.59%)
Bank of New York Mellon Corp.	216,610	11,666,615
Consumer Finance – (7.65%)
American Express Co.	86,959	8,635,898
Capital One Financial Corp.	108,320	10,786,506
		19,422,404
Diversified Financial Services – (5.74%)
Berkshire Hathaway Inc., Class A *	49	14,582,400
		45,671,419
Insurance – (2.20%)
Multi-line Insurance – (0.97%)
Loews Corp.	49,480	2,475,484
Property & Casualty Insurance – (1.23%)
Chubb Ltd.	12,020	1,756,483

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2017

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	1,200	$1,366,956
		3,123,439
		5,598,923
	Total Financials	78,920,789
HEALTH CARE – (3.83%)
Health Care Equipment & Services – (3.83%)
Aetna Inc.	35,710	6,441,727
Express Scripts Holding Co. *	43,910	3,277,442
	Total Health Care	9,719,169
INDUSTRIALS – (12.28%)
Capital Goods – (10.51%)
Ferguson PLC (United Kingdom)	68,874	4,956,382
Johnson Controls International PLC	176,689	6,733,618
Orascom Construction Ltd. (United Arab Emirates)*	14,625	117,000
Safran S.A. (France)	53,280	5,492,052
United Technologies Corp.	73,670	9,398,082
		26,697,134
Transportation – (1.77%)
FedEx Corp.	18,080	4,511,683
	Total Industrials	31,208,817
INFORMATION TECHNOLOGY – (17.69%)
Semiconductors & Semiconductor Equipment – (2.56%)
Texas Instruments Inc.	62,160	6,491,990
Software & Services – (15.13%)
Alibaba Group Holding Ltd., ADR (China)*	32,930	5,678,120
Alphabet Inc., Class A *	7,810	8,227,054
Alphabet Inc., Class C *	11,493	12,026,275
CommerceHub, Inc., Series A *	1,618	35,580
CommerceHub, Inc., Series C *	3,236	66,629
Facebook Inc., Class A *	38,800	6,846,648
Fang Holdings Ltd., Class A, ADR (China)*	107,690	600,910
Microsoft Corp.	37,510	3,208,606
Oracle Corp.	37,200	1,758,816
		38,448,638
	Total Information Technology	44,940,628
MATERIALS – (4.31%)
Axalta Coating Systems Ltd. *	100,720	3,259,299
LafargeHolcim Ltd. (Switzerland)	123,036	6,944,264
OCI N.V. (Netherlands)*	29,250	738,061
	Total Materials	10,941,624
TOTAL COMMON STOCK – (Identified cost $132,544,694)		239,978,008

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2017

		Shares/Principal	Value (Note 1)
PREFERRED STOCK – (2.58%)
CONSUMER DISCRETIONARY – (2.58%)
Retailing – (2.58%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	$6,567,388
		TOTAL PREFERRED STOCK – (Identified cost $3,959,579)	6,567,388
SHORT-TERM INVESTMENTS – (3.14%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 01/02/18, dated 12/29/17, repurchase value of $1,444,213 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-10.00%, 01/25/18-11/01/47, total market value $1,472,880)	$1,444,000	1,444,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 01/02/18, dated 12/29/17, repurchase value of $227,034 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.75%-1.625%, 03/31/18-06/30/20, total market value $231,540)	227,000	227,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.42%, 01/02/18, dated 12/29/17, repurchase value of $4,563,720 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 09/01/22-09/01/47, total market value $4,654,260)	4,563,000	4,563,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.43%, 01/02/18, dated 12/29/17, repurchase value of $1,733,275 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.431%-4.00%, 11/01/34-12/01/47, total market value $1,767,660)	1,733,000	1,733,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,967,000)	7,967,000
	Total Investments – (100.19%) – (Identified cost $144,471,273)		254,512,396
	Liabilities Less Other Assets – (0.19%)		(479,981)
		Net Assets – (100.00%)	$254,032,415

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2017

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$254,512,396
Cash	878
Receivables:
Capital stock sold	14,355
Dividends and interest	93,898
Prepaid expenses	8,195
Total assets	254,629,722
LIABILITIES:
Payables:
Capital stock redeemed	433,827
Accrued investment advisory fee	121,767
Other accrued expenses	41,713
Total liabilities	597,307
NET ASSETS	$254,032,415
SHARES OUTSTANDING	24,935,263
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$10.19
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$24,935
Additional paid-in capital	131,093,910
Undistributed net investment income	237,074
Accumulated net realized gains from investments	12,635,373
Net unrealized appreciation on investments and foreign currency transactions	110,041,123
Net Assets	$254,032,415

*Including:
Cost of investments	$144,471,273

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2017

INVESTMENT INCOME:
Income:
Dividends*		$3,353,549
Interest		60,720
Net securities lending fees		374
Total income		3,414,643
Expenses:
Investment advisory fees (Note 3)	$1,379,364
Custodian fees	52,981
Transfer agent fees	14,529
Audit fees	22,208
Legal fees	7,227
Accounting fees (Note 3)	8,996
Reports to shareholders	14,359
Directors' fees and expenses	74,773
Registration and filing fees	220
Miscellaneous	21,757
Total expenses		1,596,414
Net investment income		1,818,229
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		28,025,883
Foreign currency transactions		(19,116)
Net realized gain		28,006,767
Net increase in unrealized appreciation		21,400,155
Net realized and unrealized gain on investments and foreign currency transactions		49,406,922
Net increase in net assets resulting from operations		$51,225,151
*Net of foreign taxes withheld of		$18,895

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2017	2016
OPERATIONS:
Net investment income	$1,818,229	$2,253,875
Net realized gain from investments and foreign currency transactions	28,006,767	38,173,563
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	21,400,155	(10,137,576)
Net increase in net assets resulting from operations	51,225,151	30,289,862
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,827,900)	(2,999,577)
Realized gains from investment transactions	(20,335,386)	(35,925,163)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(24,372,813)	(63,768,076)
Total increase (decrease) in net assets	4,689,052	(72,402,954)
NET ASSETS:
Beginning of year	249,343,363	321,746,317
End of year*	$254,032,415	$249,343,363
*Including undistributed net investment income of	$237,074	$246,916

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$41,021,101	$–	$6,567,388	$47,588,489
Energy	23,225,880	–	–	23,225,880
Financials	78,920,789	–	–	78,920,789
Health Care	9,719,169	–	–	9,719,169
Industrials	31,208,817	–	–	31,208,817
Information Technology	44,940,628	–	–	44,940,628
Materials	10,941,624	–	–	10,941,624
Short-term securities	–	7,967,000	–	7,967,000
Total Investments	$239,978,008	$7,967,000	$6,567,388	$254,512,396

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2017:

Investment Securities:
Beginning balance	$4,929,155
Net increase in unrealized appreciation	1,638,233
Ending balance	$6,567,388

Net increase in unrealized appreciation during the period on Level 3 securities still held at December 31, 2017 and included in the change in net assets for the year	$1,638,233

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
					Impact to
	Fair Value at	Valuation	Unobservable		Valuation from
Investments at Value	December 31, 2017	Technique	Input	Amount	an Increase in Input
Preferred Stock	$6,567,388	Market Approach	Transaction Price	$50.9321	Increase

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2017, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

At December 31, 2017, the unrealized appreciation (depreciation) and aggregate cost of securities for federal income tax purposes were as follows:

Unrealized appreciation	$111,180,138
Unrealized depreciation	(2,683,899)
Net unrealized appreciation	$108,496,239

Aggregate cost	$146,016,157

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2017, amounts have been reclassified to reflect a decrease in undistributed net investment income of $171 and a corresponding increase in accumulated net realized gains from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2017 and 2016 was as follows:

	2017	2016
Ordinary income	$1,827,900	$6,371,194
Long-term capital gain	20,335,386	32,553,546
Total	$22,163,286	$38,924,740

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$348,728
Undistributed long-term capital gain	14,180,245
Net unrealized appreciation on investments	108,496,239
Total	$123,025,212

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2017 were $30,210,823 and $70,449,792, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2017 amounted to $8,996.

NOTE 4 - CAPITAL STOCK

At December 31, 2017, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	497,879	2,172,871	(5,150,910)	(2,480,160)
Value:	$4,991,218	$22,163,286	$(51,527,317)	$(24,372,813)

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	1,289,497	4,249,426	(11,578,576)	(6,039,653)
Value:	$11,917,809	$38,924,739	$(114,610,624)	$(63,768,076)

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2017.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2017, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,567,388 or 2.58% of the Fund's net assets as of December 31, 2017. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2017
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$50.9321

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2017, the Fund declared and paid long-term capital gain distributions in the amount of $20,335,386.

During the calendar year ended December 31, 2017, $1,827,900 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $1,658,900 or 91% as income qualifying for the corporate dividends-received deduction.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.10	$9.62	$11.32	$13.48	$10.93
Income from Investment Operations:
Net Investment Income	0.07[a]	0.07[a]	0.10	0.12	0.12
Net Realized and Unrealized Gains	1.99	1.09	0.10	0.73	3.53
Total from Investment Operations	2.06	1.16	0.20	0.85	3.65
Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.13)	(0.09)	(0.13)	(0.12)
Distributions from Realized Gains	(0.89)	(1.55)	(1.81)	(2.88)	(0.98)
Total Dividends and Distributions	(0.97)	(1.68)	(1.90)	(3.01)	(1.10)
Net Asset Value, End of Period	$10.19	$9.10	$9.62	$11.32	$13.48
Total Return[b]	22.63%	11.88%	1.60%	6.06%	33.43%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$254,032	$249,343	$321,746	$365,125	$396,251
Ratio of Expenses to Average Net Assets:
Gross	0.64%	0.62%	0.62%	0.62%	0.62%
Net[c]	0.64%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.72%	0.78%	0.86%	0.82%	0.84%
Portfolio Turnover Rate[d]	12%	18%	27%	26%	10%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the "Fund"), including the schedule of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the "financial statements") and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 7, 2018

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis FUNDS

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2017

ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio underperformed the Standard & Poor's 500® Index ("S&P 500®") for the twelve-month period ended December 31, 2017 (the "period"). The Fund delivered a total return of 21.42%, versus a 21.83% return for the S&P 500®. The Financials sector1 holdings for the Fund and for the S&P 500® were each up 23%. Only two sectors within the S&P 500® reported negative performance, Telecommunication Services and Energy (both down 1%). The third-weakest, but still positive, performing sector was Real Estate (up 11%). The sectors within the S&P 500® that reported the strongest performance were Information Technology (up 39%), Materials (up 24%), and Financials (up 23%).

Detractors from Performance
For the period, only one security in the Fund reported negative performance2. American International Group3 (down 7%), from the Insurance industry, was the top overall detractor from performance for the period. The Fund's Insurance holdings underperformed those of the S&P 500® (up 13%, compared to up 16%). The following Insurance holdings had positive returns, but were still among the weaker performing securities during the period: Swiss Re (up 2%), Alleghany (up 6%), and Everest Re Group (up 4%).

The Fund is allowed to invest a portion of its net assets in non-Financials securities. During the period, the Fund suffered from its underweight position in Information Technology sector securities when compared with the S&P 500® (4%, as compared to 22%). The Fund's returns on its Information Technology securities underperformed those of the S&P 500® (up 28%, compared to up 39%). Cielo (up 3%) was a weak performing holding during the period.

Goldman Sachs (up 8%) from Capital Markets and U.S. Bancorp (up 7%), a top ten holding, from the Banks industry, were among the weakest performers.

During the period, the Fund had an average weight of 5% of its net assets in Cash & Equivalents, which, given the strong market during the period, was a key detractor when compared to the S&P 500®.

Contributors to Performance
The Fund's Capital Markets holdings were the most important contributor to performance during the period. The Fund had an average weighting of 24% of assets invested in Capital Markets. Bank of New York Mellon (up 16%) and Julius Baer Group (up 41%) were strong performers.

The Fund's return on Bank holdings was in-line with those of the S&P 500® (both up 23%) and was a top contributor. Individual securities which were key contributors to performance included JPMorgan Chase (up 27%) and DBS Group Holdings (up 60%).

Holdings from Diversified Financial Services were important to performance. Visa (up 47%) and Berkshire Hathaway (up 22%), the Fund's largest position, were top contributors.

Two top contributors were from the Consumer Finance industry. American Express (up 36%) was the overall top contributor and Capital One Financial (up 16%) was also an important contributor to performance.

While the Insurance industry and the Information Technology sector were detractors relative to the S&P 500®, individual securities helped absolute performance. Markel (up 26%), the Fund's fourth largest holding, from the Insurance industry, and Alphabet (up 34%) from the Information Technology sector were strong performing securities.

The Fund ended the period with 10% of its net assets in foreign securities, which as a whole outperformed its domestic holdings (up 42%, compared to up 22%).

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio's principal risks are: common stock risk, credit risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2017, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on December 31, 2007

Average Annual Total Return for periods ended December 31, 2017
Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	21.42%	15.95%	6.79%	6.26%	0.72%	0.72%
Standard & Poor's 500® Index	21.83%	15.79%	8.50%	5.64%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2017

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/17 Net Assets)		(% of 12/31/17 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	86.08%	Diversified Financials	49.07%	5.55%
Common Stock (Foreign)	9.65%	Insurance	25.63%	2.65%
Short-Term Investments	4.36%	Banks	21.37%	6.59%
Other Assets & Liabilities	(0.09)%	Information Technology	3.89%	23.76%
	100.00%	Capital Goods	0.04%	7.46%
		Health Care	–	13.84%
		Energy	–	6.07%
		Retailing	–	5.73%
		Food, Beverage & Tobacco	–	4.57%
		Materials	–	3.00%
		Other	–	20.78%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/17 Net Assets)

Berkshire Hathaway Inc., Class A	Diversified Financial Services	7.11%
Capital One Financial Corp.	Consumer Finance	7.01%
American Express Co.	Consumer Finance	6.81%
Markel Corp.	Property & Casualty Insurance	5.90%
JPMorgan Chase & Co.	Banks	5.32%
Wells Fargo & Co.	Banks	5.03%
Bank of New York Mellon Corp.	Capital Markets	4.85%
Visa Inc., Class A	Diversified Financial Services	4.64%
U.S. Bancorp	Banks	4.30%
Loews Corp.	Multi-line Insurance	4.06%

New Positions Added (01/01/17-12/31/17)
(Highlighted positions are those greater than 3.00% of the Fund's 12/31/17 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/17 Net Assets
Alleghany Corp.	Reinsurance	05/17/17	2.84%
KKR & Co. L.P.	Capital Markets	01/18/17	3.12%
Swiss Re AG	Reinsurance	10/06/17	2.00%

Positions Closed (01/01/17-12/31/17)
(Gains and losses greater than $750,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Moody's Corp.	Capital Markets	10/10/17	$676,220
S&P Global Inc.	Capital Markets	10/12/17	750,485
Standard Chartered PLC	Banks	01/25/17	(576,430)

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2017. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (07/01/17-12/31/17)

Actual	$1,000.00	$1,114.86	$3.89
Hypothetical	$1,000.00	$1,021.53	$3.72

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.73%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2017

	Shares/Units	Value (Note 1)
COMMON STOCK – (95.73%)
FINANCIALS – (91.97%)
Banks – (20.46%)
DBS Group Holdings Ltd. (Singapore)	108,251	$2,011,318
ICICI Bank Ltd., ADR (India)	33,891	329,759
JPMorgan Chase & Co.	37,480	4,008,111
PNC Financial Services Group, Inc.	14,140	2,040,261
U.S. Bancorp	60,540	3,243,733
Wells Fargo & Co.	62,470	3,790,055
		15,423,237
Diversified Financials – (46.97%)
Capital Markets – (21.40%)
Bank of New York Mellon Corp.	67,840	3,653,862
Brookfield Asset Management Inc., Class A (Canada)	32,740	1,425,500
Charles Schwab Corp.	37,680	1,935,622
Goldman Sachs Group, Inc.	11,760	2,995,978
Julius Baer Group Ltd. (Switzerland)	25,304	1,547,661
KKR & Co. L.P.	111,720	2,352,823
State Street Corp.	22,740	2,219,651
		16,131,097
Consumer Finance – (13.82%)
American Express Co.	51,680	5,132,341
Capital One Financial Corp.	53,100	5,287,698
		10,420,039
Diversified Financial Services – (11.75%)
Berkshire Hathaway Inc., Class A *	18	5,356,800
Visa Inc., Class A	30,680	3,498,134
		8,854,934
		35,406,070
Insurance – (24.54%)
Insurance Brokers – (1.44%)
Marsh & McLennan Cos, Inc.	13,310	1,083,301
Multi-line Insurance – (5.35%)
American International Group, Inc.	16,370	975,325
Loews Corp.	61,150	3,059,334
		4,034,659
Property & Casualty Insurance – (9.78%)
Chubb Ltd.	19,966	2,917,631
Markel Corp. *	3,905	4,448,303
Trisura Group Ltd. (Canada)*	192	3,982
		7,369,916
Reinsurance – (7.97%)
Alleghany Corp. *	3,590	2,139,963
Everest Re Group, Ltd.	10,660	2,358,632
Swiss Re AG (Switzerland)	16,090	1,506,709
		6,005,304
		18,493,180
	Total Financials	69,322,487

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2017

		Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (0.04%)
Capital Goods – (0.04%)
	Brookfield Business Partners L.P. (Canada)	888	$30,654
		Total Industrials	30,654
INFORMATION TECHNOLOGY – (3.72%)
Software & Services – (3.72%)
	Alphabet Inc., Class A *	960	1,011,264
	Alphabet Inc., Class C *	1,315	1,376,016
	Cielo S.A. (Brazil)	59,111	419,128
		Total Information Technology	2,806,408
	TOTAL COMMON STOCK – (Identified cost $36,608,922)		72,159,549
SHORT-TERM INVESTMENTS – (4.36%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 01/02/18, dated 12/29/17, repurchase value of $595,088 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-10.00%, 01/25/18-11/01/47, total market value $606,900)	$595,000	595,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 01/02/18, dated 12/29/17, repurchase value of $94,014 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.75%-1.625%, 03/31/18-06/30/20, total market value $95,880)	94,000	94,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.42%, 01/02/18, dated 12/29/17, repurchase value of $1,881,297 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 05/01/32-12/01/47, total market value $1,918,620)	1,881,000	1,881,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.43%, 01/02/18, dated 12/29/17, repurchase value of $714,113 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.82%-4.50%, 02/01/34-12/01/47, total market value $728,280)	714,000	714,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,284,000)		3,284,000
	Total Investments – (100.09%) – (Identified cost $39,892,922)		75,443,549
	Liabilities Less Other Assets – (0.09%)		(65,449)
	Net Assets – (100.00%)		$75,378,100

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2017

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$75,443,549
Cash	693
Receivables:
Capital stock sold	1
Dividends and interest	44,049
Prepaid expenses	2,141
Total assets	75,490,433
LIABILITIES:
Payables:
Capital stock redeemed	51,921
Accrued audit fees	13,318
Accrued investment advisory fee	36,331
Other accrued expenses	10,763
Total liabilities	112,333
NET ASSETS	$75,378,100
SHARES OUTSTANDING	4,862,081
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.50
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,862
Additional paid-in capital	39,775,891
Distributions in excess of net investment income	(22,123)
Accumulated net realized gains from investments	68,850
Net unrealized appreciation on investments and foreign currency transactions	35,550,620
Net Assets	$75,378,100

*Including:
Cost of investments	$39,892,922

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2017

INVESTMENT INCOME:
Income:
Dividends*		$1,004,384
Interest		28,680
Total income		1,033,064
Expenses:
Investment advisory fees (Note 3)	$388,643
Custodian fees	25,109
Transfer agent fees	10,192
Audit fees	19,623
Legal fees	2,019
Accounting fees (Note 3)	2,000
Reports to shareholders	23,460
Directors' fees and expenses	23,378
Registration and filing fees	62
Miscellaneous	11,339
Total expenses		505,825
Net investment income		527,239
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		5,613,677
Foreign currency transactions		(1,302)
Net realized gain		5,612,375
Net increase in unrealized appreciation		7,645,217
Net realized and unrealized gain on investments and foreign currency transactions		13,257,592
Net increase in net assets resulting from operations		$13,784,831
*Net of foreign taxes withheld of		$4,401

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2017	2016
OPERATIONS:
Net investment income	$527,239	$650,908
Net realized gain from investments and foreign currency transactions	5,612,375	5,192,330
Net increase in unrealized appreciation on investments and foreign currency transactions	7,645,217	2,323,457
Net increase in net assets resulting from operations	13,784,831	8,166,695
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(512,393)	(648,852)
Realized gains from investment transactions	(6,326,938)	(4,785,862)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(1,332,761)	(507,771)
Total increase in net assets	5,612,739	2,224,210
NET ASSETS:
Beginning of year	69,765,361	67,541,151
End of year*	$75,378,100	$69,765,361
*Including distributions in excess of net investment income	$(22,123)	$(15,143)
See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$69,322,487	$–	$–	$69,322,487
Industrials	30,654	–	–	30,654
Information Technology	2,806,408	–	–	2,806,408
Short-term securities	–	3,284,000	–	3,284,000
Total Investments	$72,159,549	$3,284,000	$–	$75,443,549

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2017.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2017, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

At December 31, 2017, the unrealized appreciation (depreciation) and aggregate cost of securities for federal income tax purposes were as follows:

Unrealized appreciation	$35,509,303
Unrealized depreciation	–
Net unrealized appreciation	$35,509,303

Aggregate cost	$39,934,246

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors' deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2017, amounts have been reclassified to reflect an increase in distributions in excess of net investment income of $21,826 and a corresponding increase in accumulated net realized gains from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2017 and 2016 was as follows:

	2017	2016
Ordinary income	$637,150	$648,852
Long-term capital gain	6,202,181	4,785,862
Total	$6,839,331	$5,434,714

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$19,350
Undistributed long-term capital gain	90,823
Net unrealized appreciation on investments	35,509,295
Total	$35,619,468

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2017 were $9,133,310 and $14,386,480, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2017 amounted to $2,000.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 4 - CAPITAL STOCK

At December 31, 2017, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	496,470	441,248	(1,049,527)	(111,809)
Value:	$7,738,356	$6,839,331	$(15,910,448)	$(1,332,761)

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	572,282	385,988	(1,059,918)	(101,648)
Value:	$8,081,772	$5,434,714	$(14,024,257)	$(507,771)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2017.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.03	$13.31	$14.98	$15.08	$11.55
Income from Investment Operations:
Net Investment Income	0.12	0.14	0.13	0.17	0.13
Net Realized and Unrealized Gains	2.89	1.76	0.20	1.79	3.48
Total from Investment Operations	3.01	1.90	0.33	1.96	3.61
Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.14)	(0.14)	(0.20)	(0.08)
Distributions from Realized Gains	(1.42)	(1.04)	(1.86)	(1.86)	–
Total Dividends and Distributions	(1.54)	(1.18)	(2.00)	(2.06)	(0.08)
Net Asset Value, End of Period	$15.50	$14.03	$13.31	$14.98	$15.08
Total Return[a]	21.42%	14.25%	2.01%	12.85%	31.26%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$75,378	$69,765	$67,541	$77,859	$80,881
Ratio of Expenses to Average Net Assets:
Gross	0.72%	0.70%	0.68%	0.68%	0.68%
Net[b]	0.72%	0.65%	0.68%	0.68%	0.68%
Ratio of Net Investment Income to Average Net Assets	0.75%	1.04%	0.82%	0.96%	0.90%
Portfolio Turnover Rate[c]	14%	12%	12%	32%	2%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the "Fund"), including the schedule of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the "financial statements") and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 7, 2018

17

DAVIS FINANCIAL PORTFOLIO	Matters Submitted to a Vote of Shareholders (Unaudited)

A special meeting of shareholders was held on October 18, 2017. The number of votes necessary to conduct the meeting and approve the proposals was obtained. The results of the votes of shareholders are listed below.

Shares outstanding on record date (August 16, 2017):	4,457,378
Total shares voting on October 18, 2017:	4,203,389	(94.3% of shares outstanding)

PROPOSAL
1. Approval of changing the classification of the Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined in the Investment Company Act of 1940 (the "1940 Act"). Section 13(a)(1) of the 1940 Act provides that shareholder approval is required for a fund to change its classification from diversified to non-diversified.

Number of Shares
For	3,564,470
Against	408,199
Abstain	230,720

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2017, the Fund declared and paid long-term capital gain distributions in the amount of $6,202,181.

During the calendar year ended December 31, 2017, $637,150 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $637,150 or 100% as income qualifying for the corporate dividends-received deduction.

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2017

ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio outperformed the Wilshire U.S. Real Estate Securities Index ("Wilshire Index") for the twelve-month period ended December 31, 2017 (the "period"). The Fund delivered a total return of 8.25%, versus a 4.84% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Hotels, Resorts & Cruise Lines (up 33%), Industrial REITs (up 22%), and Specialized REITs (up 16%). The sub-industries within the Wilshire Index that reported the weakest performance were Real Estate Operating Companies (down 12%), Retail REITs (down 6%), and Health Care REITs (down less than 1%).

Contributors to Performance
The Fund's holdings in the Specialized REITs sub-industry made the most significant contribution to performance2 on an absolute basis. The Specialized REITs sub-industry also helped performance when compared to the Wilshire Index as a result of stock selection (up 20%, compared to up 16%) and a higher average weighting (20%, versus 16%). CyrusOne3 (up 37%), CatchMark Timber Trust (up 22%), a top holding of the Fund, DuPont Fabros Technology (up 40%), and Crown Castle International (up 33%) were key contributors during the period. The Fund no longer owns DuPont Fabros Technology.

The Fund's Industrial REITs holdings were also a key contributor to performance for the period. The Fund benefited from its overweight position in the Industrial REITs sub-industry when compared to the Wilshire Index (13%, compared to 8%). Three of the Fund's Industrial REITs holdings were among the top ten contributors for the period. These included Terreno Realty (up 26%), the second-largest contributor, Prologis (up 26%), and DCT Industrial Trust (up 26%).

The Fund's top performing sector was from outside of Real Estate as the Fund had one Information Technology holding. This holding, InterXion (up 68%), was the top performing holding during the period.

The Fund's strong stock selection in Office REITs also helped performance (up 7%, compared to up 3% for the Wilshire Index). Individual securities which were key contributors to performance included Great Portland Estates (up 20%) and Alexandria Real Estate Equities (up 21%).

The Fund ended the period with 4% of its net assets in foreign securities, which significantly outperformed its domestic holdings (up 54%, compared to up 8%).

Detractors from Performance
The Fund's Retail REITs holdings were the most significant detractor from performance on an absolute basis (down 6%). Individual securities which were key detractors for the period included Acadia Realty (down 13%), the second-largest holding and the top detractor, DDR (down 36%), Cedar Realty (down 4%), Kite Realty Group (down 12%), and Federal Realty Investment Trust (down 4%).

The Fund's holdings in the Residential REITs sub-industry were the most significant detractor from performance when compared to the Wilshire Index (up 1%, compared to up 6%) due to weaker stock selection. American Campus Communities (down 14%) was a top detractor for the period.

While the Fund's holdings in the Hotel & Resort REITs sub-industry outperformed those of the Wilshire Index (up 10%, compared to up 6%), the Fund suffered from its underweight position in the Hotel & Resort REITs sub-industry when compared to the Wilshire Index (average weighting of 2%, versus 6%). Similarly, the Fund had no holdings in the strongest performing sub-industry, Hotels, Resorts & Cruise Lines, which was a key detractor from performance when compared to the Wilshire Index.

While the Fund's holdings in the Office REITs sub-industry produced positive returns and outperformed those of the Wilshire Index, three individual Office REITs securities were among the top detractors for the period. These included Vornado Realty Trust (down 5%), New York REIT (down 12%), and SL Green Realty (down 3%). The Fund no longer owns New York REIT.

Public Storage (down 3%), from the Specialized REITs sub-industry, was an additional detractor for the period.

The Fund ended the period with 5% of its net assets in Cash & Equivalents, which detracted from performance when compared to the Wilshire Index.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio's principal risks are: common stock risk, fees and expenses risk, focused portfolio risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, real estate risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2017, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2007

Average Annual Total Return for periods ended December 31, 2017

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	8.25%	8.72%	4.96%	8.69%	0.93%	0.93%
Standard & Poor's 500® Index	21.83%	15.79%	8.50%	5.64%
Wilshire U.S. Real Estate Securities Index	4.84%	9.70%	7.36%	10.58%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2017

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/17 Net Assets)		(% of 12/31/17 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	90.68%	Retail REITs	24.65%	18.76%
Common Stock (Foreign)	4.09%	Office REITs	18.74%	15.75%
Preferred Stock	0.30%	Specialized REITs	17.95%	16.69%
Short-Term Investments	4.73%	Residential REITs	14.21%	18.37%
Other Assets & Liabilities	0.20%	Industrial REITs	13.75%	8.63%
	100.00%	Health Care REITs	4.73%	11.57%
		Diversified REITs	2.38%	3.05%
		Hotel & Resort REITs	1.99%	6.57%
		Information Technology	1.60%	–
		Real Estate Operating Companies	–	0.31%
		Hotels, Resorts & Cruise Lines	–	0.30%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/17 Net Assets)

Simon Property Group, Inc.	Retail REITs	7.47%
Acadia Realty Trust	Retail REITs	3.45%
Public Storage	Specialized REITs	3.44%
Essex Property Trust, Inc.	Residential REITs	3.30%
Prologis, Inc.	Industrial REITs	3.09%
AvalonBay Communities, Inc.	Residential REITs	2.94%
Boston Properties, Inc.	Office REITs	2.89%
Welltower Inc.	Health Care REITs	2.85%
CatchMark Timber Trust Inc., Class A	Specialized REITs	2.59%
Great Portland Estates PLC	Office REITs	2.57%

4

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2017

New Positions Added (01/01/17-12/31/17)
(Highlighted positions are those greater than 1.80% of the Fund's 12/31/17 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/17 Net Assets
Brandywine Realty Trust	Office REITs	10/20/17	1.57%
Brixmor Property Group, Inc.	Retail REITs	09/26/17	0.50%
Great Portland Estates PLC	Office REITs	01/26/17	2.57%
Hudson Pacific Properties Inc.	Office REITs	01/25/17	1.86%
Invitation Homes Inc.	Residential REITs	12/15/17	0.50%
Kimco Realty Corp.	Retail REITs	07/10/17	1.52%
New York REIT, Inc.	Office REITs	01/06/17	–

Positions Closed (01/01/17-12/31/17)
(Gains and losses greater than $100,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Apartment Investment & Management Co.,
Class A	Residential REITs	12/18/17	$31,735
CorEnergy Infrastructure Trust, Inc.,
Series A, 7.375%, Cum. Pfd.	Specialized REITs	01/12/17	30,343
DuPont Fabros Technology Inc.	Specialized REITs	06/09/17	211,637
Highwoods Properties, Inc.	Office REITs	02/08/17	58,889
Mid-America Apartment Communities, Inc.	Residential REITs	10/31/17	176,050
New York REIT, Inc.	Office REITs	05/11/17	(24,870)

5

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2017. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (07/01/17-12/31/17)

Actual	$1,000.00	$1,053.07	$4.81
Hypothetical	$1,000.00	$1,020.52	$4.74

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.93%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2017

	Shares	Value (Note 1)
COMMON STOCK – (94.77%)
INFORMATION TECHNOLOGY – (1.52%)
Software & Services – (1.52%)
InterXion Holding N.V. (Netherlands)*	4,030	$237,488
Total Information Technology		237,488
REAL ESTATE – (93.25%)
Equity Real Estate Investment Trusts (REITs) – (93.25%)
Diversified REITs – (2.26%)
Forest City Realty Trust Inc., Class A	14,630	352,583
Health Care REITs – (4.50%)
Ventas, Inc.	4,280	256,843
Welltower Inc.	6,980	445,114
		701,957
Hotel & Resort REITs – (1.89%)
Host Hotels & Resorts Inc.	14,850	294,773
Industrial REITs – (13.07%)
DCT Industrial Trust Inc.	5,570	327,405
EastGroup Properties, Inc.	2,760	243,929
First Industrial Realty Trust, Inc.	11,160	351,205
Prologis, Inc.	7,470	481,890
Rexford Industrial Realty, Inc.	11,220	327,175
Terreno Realty Corp.	8,770	307,476
		2,039,080
Office REITs – (17.82%)
Alexandria Real Estate Equities, Inc.	2,980	389,158
Boston Properties, Inc.	3,470	451,204
Brandywine Realty Trust	13,430	244,292
Cousins Properties, Inc.	36,680	339,290
Great Portland Estates PLC (United Kingdom)	43,054	400,221
Hudson Pacific Properties Inc.	8,480	290,440
JBG SMITH Properties	4,805	166,878
SL Green Realty Corp.	2,920	294,715
Vornado Realty Trust	2,610	204,050
		2,780,248
Residential REITs – (13.51%)
American Campus Communities, Inc.	8,080	331,522
American Homes 4 Rent, Class A	3,540	77,314
AvalonBay Communities, Inc.	2,570	458,514
Camden Property Trust	3,490	321,289
Equity Residential	5,130	327,140
Essex Property Trust, Inc.	2,130	514,118
Invitation Homes Inc.	3,300	77,781
		2,107,678
Retail REITs – (23.14%)
Acadia Realty Trust	19,700	538,992
Brixmor Property Group, Inc.	4,220	78,745
Cedar Realty Trust Inc.	15,540	94,483
DDR Corp.	7,020	62,899
Federal Realty Investment Trust	2,350	312,103
GGP Inc.	10,250	239,748

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2017

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Kimco Realty Corp.	13,090	$237,584
Kite Realty Group Trust	3,909	76,616
Ramco-Gershenson Properties Trust	6,250	92,063
Regency Centers Corp.	5,040	348,667
Retail Opportunity Investments Corp.	18,150	362,092
Simon Property Group, Inc.	6,790	1,166,115
		3,610,107
Specialized REITs – (17.06%)
CatchMark Timber Trust Inc., Class A	30,774	404,063
Crown Castle International Corp.	2,440	270,864
CubeSmart	10,400	300,768
CyrusOne Inc.	4,030	239,906
Extra Space Storage Inc.	3,030	264,973
Life Storage, Inc.	3,670	326,887
Public Storage	2,570	537,130
Weyerhaeuser Co.	9,030	318,398
		2,662,989
	Total Real Estate	14,549,415
TOTAL COMMON STOCK – (Identified cost $12,897,415)		14,786,903
PREFERRED STOCK – (0.30%)
REAL ESTATE – (0.30%)
Equity Real Estate Investment Trusts (REITs) – (0.30%)
Retail REITs – (0.30%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,506	32,921
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	630	13,892
	Total Real Estate	46,813
TOTAL PREFERRED STOCK – (Identified cost $50,644)		46,813
SHORT-TERM INVESTMENTS – (4.73%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 01/02/18, dated 12/29/17, repurchase value of $134,020 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-10.00%, 01/25/18-11/01/47, total market value $136,680)	$134,000	134,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 01/02/18, dated 12/29/17, repurchase value of $20,003 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.75%-1.625%, 03/31/18-06/30/20, total market value $20,400)	20,000	20,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.42%, 01/02/18, dated 12/29/17, repurchase value of $423,067 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.75%-5.00%, 08/15/19-10/01/47, total market value $431,460)	423,000	423,000

8

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2017

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.43%, 01/02/18, dated 12/29/17, repurchase value of $161,026 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 12/01/47, total market value $164,220)	$161,000	$161,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $738,000)	738,000
		Total Investments – (99.80%) – (Identified cost $13,686,059)	15,571,716
		Other Assets Less Liabilities – (0.20%)	30,578
		Net Assets – (100.00%)	$15,602,294

*	Non-income producing security.

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2017

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$15,571,716
Cash	689
Receivables:
Capital stock sold	44
Dividends and interest	62,582
Prepaid expenses	541
Total assets	15,635,572
LIABILITIES:
Payables:
Capital stock redeemed	1,423
Accrued audit fees	13,318
Accrued custodian fees	2,584
Accrued investment advisory fee	9,349
Other accrued expenses	6,604
Total liabilities	33,278
NET ASSETS	$15,602,294
SHARES OUTSTANDING	1,050,527
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.85
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,051
Additional paid-in capital	13,436,060
Undistributed net investment income	183,220
Accumulated net realized gains from investments	96,258
Net unrealized appreciation on investments and foreign currency transactions	1,885,705
Net Assets	$15,602,294

*Including:
Cost of investments	$13,686,059

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2017

INVESTMENT INCOME:
Income:
Dividends*		$399,103
Interest		4,670
Total income		403,773
Expenses:
Investment advisory fees (Note 3)	$91,250
Custodian fees	16,957
Transfer agent fees	6,488
Audit fees	19,623
Legal fees	476
Accounting fees (Note 3)	2,000
Reports to shareholders	17
Directors' fees and expenses	7,899
Registration and filing fees	16
Miscellaneous	9,408
Total expenses		154,134
Net investment income		249,639
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		1,139,630
Foreign currency transactions		(173)
Net realized gain		1,139,457
Net decrease in unrealized appreciation		(92,451)
Net realized and unrealized gain on investments and foreign currency transactions		1,047,006
Net increase in net assets resulting from operations		$1,296,645
*Net of foreign taxes withheld of		$1,907

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2017	2016
OPERATIONS:
Net investment income	$249,639	$239,551
Net realized gain from investments and foreign currency transactions	1,139,457	705,360
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(92,451)	727,866
Net increase in net assets resulting from operations	1,296,645	1,672,777
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(198,001)	(311,612)
Realized gains from investment transactions	(512,073)	–
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(2,838,936)	(1,427,225)
Total decrease in net assets	(2,252,365)	(66,060)
NET ASSETS:
Beginning of year	17,854,659	17,920,719
End of year*	$15,602,294	$17,854,659
*Including undistributed net investment income of	$183,220	$131,755
See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Information Technology	$237,488	$–	$–	$237,488
Real Estate	14,596,228	–	–	14,596,228
Short-term securities	–	738,000	–	738,000
Total Investments	$14,833,716	$738,000	$–	$15,571,716

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2017.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2017, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

During the year ended December 31, 2017, the Fund utilized $476,311 in capital loss carryforwards and thus did not have unused capital loss carryforwards available for federal income tax purposes at the end of the year.

At December 31, 2017, the unrealized appreciation (depreciation) and aggregate cost of securities for federal income tax purposes were as follows:

Unrealized appreciation	$2,188,186
Unrealized depreciation	(334,186)
Net unrealized appreciation	$1,854,000

Aggregate cost	$13,717,716

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2017, amounts have been reclassified to reflect a decrease in undistributed net investment income of $173 and a corresponding increase in accumulated net realized gains from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

15

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

The tax character of distributions paid during the years ended December 31, 2017 and 2016 was as follows:

	2017	2016
Ordinary income	$198,001	$311,612
Long-term capital gain	512,073	–
Total	$710,074	$311,612

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$190,248
Undistributed long-term capital gain	127,914
Net unrealized appreciation on investments	1,854,048
Total	$2,172,210

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2017 were $3,537,693 and $6,551,766, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2017 amounted to $2,000.

16

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2017

NOTE 4 - CAPITAL STOCK

At December 31, 2017, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	40,639	48,097	(281,463)	(192,727)
Value:	$597,438	$710,074	$(4,146,448)	$(2,838,936)

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	189,222	21,629	(314,303)	(103,452)
Value:	$2,676,307	$311,612	$(4,415,144)	$(1,427,225)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2017.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2017, the Fund declared and paid long-term capital gain distributions in the amount of $512,073.

During the calendar year ended December 31, 2017, $198,001 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $1,794 or 1% as income qualifying for the corporate dividends-received deduction.

17

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.36	$13.31	$13.31	$10.56	$10.83
Income (Loss) from Investment Operations:
Net Investment Income	0.22[a]	0.18[a]	0.14[a]	0.17	0.19
Net Realized and Unrealized Gains (Losses)	0.96	1.11	0.08	2.73	(0.33)
Total from Investment Operations	1.18	1.29	0.22	2.90	(0.14)
Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.24)	(0.22)	(0.15)	(0.13)
Distributions from Realized Gains	(0.51)	–	–	–	–
Total Dividends and Distributions	(0.69)	(0.24)	(0.22)	(0.15)	(0.13)
Net Asset Value, End of Period	$14.85	$14.36	$13.31	$13.31	$10.56
Total Return[b]	8.25%	9.70%	1.65%	27.54%	(1.32)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,602	$17,855	$17,921	$26,137	$22,011
Ratio of Expenses to Average Net Assets:
Gross	0.93%	0.87%	0.85%	0.81%	0.81%
Net[c]	0.93%	0.74%	0.85%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.29%	1.02%	1.34%	1.52%
Portfolio Turnover Rate[d]	22%	55%	95%	54%	73%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the "Fund"), including the schedule of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the "financial statements") and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 7, 2018

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP ("KPMG") for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2017 and December 31, 2016 were $61,454 and $59,219, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2017 and December 31, 2016 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2017 and December 31, 2016 were $24,558 and $22,809, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2017 and December 31, 2016 were $67 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable

(g)
The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2017 and December 31, 2016.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1)	The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)	Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 7, 2018

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 7, 2018